Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 384,675,000.00
Previously Paid Amount	0.00
Total Fee Amount	33,466.73
Total Offset Amount	0.00
Net Fee	$ 33,466.73